Property, plant and equipment - Summary of owned and leased assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment [abstract]
Property, plant and equipment – owned	$ 63,793	$ 62,007
Right of use assets – leased	1,134	875
Net book value	$ 64,927	$ 62,882